UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/01

Check here if Amendment [  ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:        RBO & CO, LLC
Address:     P. O. BOX 306
             ST. HELENA, CA  94574

Form 13F File Number:    28-____NEW FILING

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     REGINALD B. OLIVER
Title:    PRESIDENT
Phone:    (707) 963-1231

Signature, Place, and Date of Signing:

 ___________________________        _______________        ___________________

    [Signature]                      [City, State]                 [Date]

Report Type       (Check only one.):
[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  NONE
                                                ------------

Form 13F Information Table Entry Total:              53
                                                ------------

Form 13F Information Table Value Total:           $125,652
                                                ------------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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NAME OF ISSUER                         CLASS               CUSIP  VALUE X 1000  TOTAL SHARES  DISCRETION  VOTING AUTH
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
Abbott Labs                            com               2824100          4,884        87,600    sole         none
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American Home Products                 com              26609107         10,354       168,736    sole         none
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American International Group Inc       com              26874107            594         7,479    sole         none
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Alltel Corp                            com              20039103          6,078        98,468    sole         none
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Avaya Inc                              com              53499109            177        14,577    sole         none
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Bank of America                        com              60505104            561         8,911    sole         none
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Brown Forman Corporation               com             115637209          1,897        30,300    sole         none
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Bellsouth Corporation                  com              79860102          1,808        47,390    sole         none
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Bristol-Myers Squibb Co                com             110122108            882        17,296    sole         none
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BP P L C                               com              55622104            372         8,008    sole         none
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BRE Properties Inc                     com             05564E106          1,372        44,326    sole         none
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Caterpillar Inc                        com             149123101          2,688        51,440    sole         none
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ChevronTexaco Corp                     com             166764100          3,043        33,960    sole         none
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The Walt Disney Company                com             254687106          2,093       101,028    sole         none
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Consolidated Edison Inc                com             209115104            202         5,000    sole         none
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Ericsson L M Tel Co                    ADR             294821400            141        27,000    sole         none
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Firstenergy Corporation                com             337932107          1,022        29,216    sole         none
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FNMA                                   com             313586109            632         7,950    sole         none
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Greater Bay Bancorp                    com             391648102            202         7,072    sole         none
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General Electric Company               com             369604103          3,840        95,808    sole         none
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International Business Machines Corp   com             459200101          4,638        38,340    sole         none
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Intel Corporation                      com             458140100            281         8,948    sole         none
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IRT Property Company Georgia           com             450058102          1,063       100,300    sole         none
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Johnson & Johnson                      com             478160104         16,689       282,394    sole         none
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J P Morgan Chase & Co                  com             46625H100            232         6,384    sole         none
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Kimberly Clark Corp                    com             494368103          3,208        53,648    sole         none
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Coca-Cola Company                      com             191216100          4,781       101,400    sole         none
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Laboratory Corp Amer Hldgs             com             50540R409            356         4,400    sole         none
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Eli Lilly & Company                    com             532457108          2,529        32,200    sole         none
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McDonalds Corporation                  com             580135101            392        14,800    sole         none
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Philip Morris Cos Inc                  com             718154107          6,582       143,565    sole         none
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Mondavi Robert Corporation             com             609200100            300         7,900    sole         none
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Merck & Co Inc                         com             589331107            914        15,550    sole         none
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Microsoft Corporation                  com             594918104            289         4,365    sole         none
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New Plan Excel Realty Inc              com             648053106            297        15,600    sole         none
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Oxford Industries Inc                  com             691497309            614        26,000    sole         none
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Pepsico Inc                            com             713448108          4,767        97,900    sole         none
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Pfizer Inc                             com             717081103            438        11,000    sole         none
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Proctor & Gamble Company               com             742718109            313         3,950    sole         none
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Pan Pacific Retail Properties          com             69806L104         11,929       415,344    sole         none
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Reunion Industries Inc                 com             761312107              8        26,000    sole         none
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SBC Communications Inc                 com             78387G103            970        24,753    sole         none
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Sara Lee Corporation                   com             803111103          3,072       138,192    sole         none
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Suntrust Bks Inc                       com             867914103            218         3,482    sole         none
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Price T Rowe Group Inc                 com             74144T108            631        18,175    sole         none
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Tyco International Limited             com             902124106            308         5,236    sole         none
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Unocal Corporation                     com             915289102            391        10,850    sole         none
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UST Incorporated                       com             902911106          1,015        29,000    sole         none
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Vodafone Group PLC                     com             92857W100          1,666        64,875    sole         none
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Verizon Communications                 com             92343V104          2,324        48,962    sole         none
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WestAmerica Bancorporation             com             957090103          4,780       130,718    sole         none
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Weingarten Realty                      com             948741103            997        20,770    sole         none
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Exxon Mobil Corp                       com             30231G102          5,816       147,986    sole         none
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TOTALS                                                                  125,652
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


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